Derivative Instruments (Predecessor) (Details 2) (Derivatives not designated as hedging instruments, USD $)	Mar. 31, 2014 Interest Rate Swap Agreements Long-term liabilities-Derivatives instruments	Mar. 31, 2013 Predecessor	Mar. 31, 2013 Predecessor Interest Rate Swap Agreements Long-term liabilities-Derivatives instruments
Derivative asset and liability
Liability derivatives	$ 14,062,416	$ 21,369,878	$ 21,369,878